Derivative instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments
Derivative instruments

We use derivatives to manage exposure to market risk, including interest rate risk, equity price risk and foreign currency risk, as well as credit risk. Our trading activities are focused on acting as a market-maker for our customers and facilitating customer trades in compliance with the Volcker Rule.

The notional amounts for derivative financial instruments express the dollar volume of the transactions; however, credit risk is much smaller. We perform credit reviews and enter into netting agreements and collateral arrangements to minimize the credit risk of derivative financial instruments. We enter into offsetting positions to reduce exposure to foreign currency, interest rate and equity price risk.

Use of derivative financial instruments involves reliance on counterparties. Failure of a counterparty to honor its obligation under a derivative contract is a risk we assume whenever we engage in a derivative contract. There were no counterparty default losses recorded in 2017 or 2016.

Hedging derivatives

We utilize interest rate swap agreements to manage our exposure to interest rate fluctuations. For hedges of available-for-sale investment securities, deposits and long-term debt, the hedge documentation specifies the terms of the hedged items and the interest rate swaps and indicates that the derivative is hedging a fixed rate item and is a fair value hedge, that the hedge exposure is to the changes in the fair value of the hedged item due to changes in benchmark interest rates, and that the strategy is to eliminate fair value variability by converting fixed rate interest payments to LIBOR.

The available-for-sale investment securities hedged consist of U.S. Treasury bonds, agency commercial MBS, sovereign debt and covered bonds that had original maturities of 30 years or less at initial purchase. At Dec. 31, 2017, $12.3 billion face amount of available-for-sale securities were hedged with interest rate swaps designated as fair value hedges that had notional values of $12.3 billion.

The fixed rate long-term debt instruments hedged generally have original maturities of five to 30 years. We issue both callable and non-callable debt. The debt is hedged with “receive fixed rate, pay variable rate” swaps. At Dec. 31, 2017, $24.0 billion par value of debt was hedged with interest rate swaps that had notional values of $24.0 billion.

In addition, we enter into foreign exchange hedges. We use forward foreign exchange contracts with maturities of 15 months or less to hedge our Indian rupee, British pound, Hong Kong dollar, Singapore dollar, Canadian dollar and Polish zloty foreign exchange exposure with respect to foreign currency forecasted revenue and expense transactions in entities that have the U.S. dollar as their functional currency. As of Dec. 31, 2017, the hedged forecasted foreign currency transactions and designated forward foreign exchange contract hedges were $415 million (notional), with a pre-tax gain of $12 million recorded in accumulated other comprehensive income. This gain will be reclassified to income or expense over the next 12 months.

Forward foreign exchange contracts are also used to hedge the value of our net investments in foreign subsidiaries. These forward foreign exchange contracts have maturities of less than one year. The derivatives employed are designated as hedges of changes in value of our foreign investments due to exchange rates. Changes in the value of the forward foreign exchange contracts offset the changes in value of the foreign investments due to changes in foreign exchange rates. The change in fair market value of these forward foreign exchange contracts is deferred and reported within foreign currency translation adjustments in shareholders’ equity, net of tax. At Dec. 31, 2017, forward foreign exchange contracts with notional amounts totaling $8.3 billion were designated as hedges.

In addition to forward foreign exchange contracts, we also designate non-derivative financial instruments as hedges of our net investments in foreign subsidiaries. Those non-derivative financial instruments designated as hedges of our net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies, and, at Dec. 31, 2017, had a combined U.S. dollar equivalent value of $184 million.

Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2017	2016	2015
Fair value hedges of securities	$(14.8)	$(0.5)	$4.1
Fair value hedges of long-term debt	(6.7)	(3.1)	(6.3)
Cash flow hedges	6.0	—	—
Other (a)	—	—	—
Total	$(15.5)	$(3.6)	$(2.2)

(a)	Includes ineffectiveness recorded on net investment foreign exchange hedges.
The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2017 and Dec. 31, 2016.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
(in millions)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Derivatives designated as hedging instruments: (a)
Interest rate contracts	$36,315	$29,683	$278	$415	$534	$545
Foreign exchange contracts	8,923	7,796	45	369	266	52
Total derivatives designated as hedging instruments			$323	$784	$800	$597
Derivatives not designated as hedging instruments: (b)
Interest rate contracts	$267,485	$325,412	$6,439	$7,587	$6,353	$7,633
Foreign exchange contracts	767,999	530,729	5,104	6,104	5,067	6,103
Equity contracts	1,698	1,167	70	46	149	112
Credit contracts	180	160	—	—	4	3
Total derivatives not designated as hedging instruments			$11,613	$13,737	$11,573	$13,851
Total derivatives fair value (c)			$11,936	$14,521	$12,373	$14,448
Effect of master netting agreements (d)			(8,845)	(10,257)	(8,797)	(10,047)
Fair value after effect of master netting agreements			$3,091	$4,264	$3,576	$4,401

(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.

(b)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.

(c)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.

(d)
Effect of master netting agreements includes cash collateral received and paid of $925 million and $877 million, respectively, at Dec. 31, 2017, and $1,119 million and $909 million, respectively, at Dec. 31, 2016.

The following tables present the impact of derivative instruments used in fair value, cash flow and net investment hedging relationships in the income statement.

Impact of derivative instruments in the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or (loss) recognized in income on hedged item	Gain or (loss) recognized in hedged item Year ended Dec. 31,
		2017	2016	2015		2017	2016	2015
Interest rate contracts	Net interest revenue	$(115)	$(274)	$(85)	Net interest revenue	$93	$270	$83

Derivatives in cash flow hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2017	2016	2015		2017	2016	2015		2017	2016	2015
FX contracts	$—	$(18)	$(1)	Net interest revenue	$—	$(18)	$(1)	Net interest revenue	$—	$—	$—
FX contracts	2	—	—	Other revenue	2	—	—	Other revenue	6	—	—
FX contracts	1	(16)	9	Trading revenue	2	(16)	9	Trading revenue	—	—	—
FX contracts	30	(18)	(8)	Salary expense	10	(11)	(19)	Salary expense	—	—	—
Total	$33	$(52)	$—		$14	$(45)	$(11)		$6	$—	$—

Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2017	2016	2015		2017	2016	2015		2017	2016	2015
FX contracts	$(625)	$652	$474	Net interest revenue	$—	$—	$1	Other revenue	$—	$—	$—

Trading activities (including trading derivatives)

We manage trading risk through a system of position limits, a VaR methodology based on historical simulation and other market sensitivity measures. Risk is monitored and reported to senior management by a separate unit, independent from trading, on a daily basis. Based on certain assumptions, the VaR methodology is designed to capture the potential overnight pre-tax dollar loss from adverse changes in fair values of all trading positions. The calculation assumes a one-day holding period, utilizes a 99% confidence level and incorporates non-linear product characteristics. The VaR model is one of several statistical models used to develop economic capital results, which are allocated to lines of business for computing risk-adjusted performance.

As the VaR methodology does not evaluate risk attributable to extraordinary financial, economic or other occurrences, the risk assessment process includes a number of stress scenarios based upon the risk factors in the portfolio and management’s assessment of market conditions. Additional stress scenarios based upon historical market events are also performed. Stress tests may incorporate the impact of reduced market liquidity and the breakdown of historically observed correlations and extreme scenarios. VaR and other statistical measures, stress testing and sensitivity analysis are incorporated in other risk management materials.

The following table presents our foreign exchange and other trading revenue.

Foreign exchange and other trading revenue	Year ended Dec. 31,
(in millions)	2017	2016	2015
Foreign exchange	$638	$687	$743
Other trading revenue	30	14	25
Total foreign exchange and other trading revenue	$668	$701	$768

Foreign exchange revenue includes income from purchasing and selling foreign currencies and currency forwards, futures and options. Other trading
revenue reflects results from trading in cash instruments including fixed income and equity securities and non-foreign exchange derivatives.

Counterparty credit risk and collateral

We assess credit risk of our counterparties through regular examination of their financial statements, confidential communication with the management of those counterparties and regular monitoring of publicly available credit rating information. This and other information is used to develop proprietary credit rating metrics used to assess credit quality.

Collateral requirements are determined after a comprehensive review of the credit quality of each counterparty. Collateral is generally held or pledged in the form of cash or highly liquid government securities. Collateral requirements are monitored and adjusted daily.

Additional disclosures concerning derivative financial instruments are provided in Note 18 of the Notes to Consolidated Financial Statements.

Disclosure of contingent features in OTC derivative instruments

Certain OTC derivative contracts and/or collateral agreements of The Bank of New York Mellon, our largest banking subsidiary and the subsidiary through which BNY Mellon enters into the substantial majority of its OTC derivative contracts and/or collateral agreements, contain provisions that may require us to take certain actions if The Bank of New York Mellon’s public debt rating fell to a certain level. Early termination provisions, or “close-out” agreements, in those contracts could trigger immediate payment of outstanding contracts that are in net liability positions. Certain collateral agreements would require The Bank of New York Mellon to immediately post additional collateral to cover some or all of The Bank of New York Mellon’s liabilities to a counterparty.

The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions as of Dec. 31, 2017 for three key ratings triggers.

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$92	million
Baa2/BBB	$748	million
Ba1/BB+	$2,007	million

(a)	The amounts represent potential total close-out values if The Bank of New York Mellon’s rating were to immediately drop to the indicated levels.
The aggregated fair value of contracts impacting potential trade close-out amounts and collateral obligations can fluctuate from quarter to quarter due to changes in market conditions, changes in the composition of counterparty trades, new business or changes to the agreement definitions establishing close-out or collateral obligations.

If The Bank of New York Mellon’s debt rating had fallen below investment grade on Dec. 31, 2017, existing collateral arrangements would have required us to post an additional $102 million of collateral.
Offsetting assets and liabilities

The following tables present derivative instruments and financial instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2017
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$5,915	$5,075		$840	$178	$—	$662
Foreign exchange contracts	4,666	3,720		946	116	—	830
Equity and other contracts	67	50		17	—	—	17
Total derivatives subject to netting arrangements	10,648	8,845		1,803	294	—	1,509
Total derivatives not subject to netting arrangements	1,288	—		1,288	—	—	1,288
Total derivatives	11,936	8,845		3,091	294	—	2,797
Reverse repurchase agreements	42,784	25,848	(b)	16,936	16,923	—	13
Securities borrowing	11,199	—		11,199	10,858	—	341
Total	$65,919	$34,693		$31,226	$28,075	$—	$3,151

Offsetting of derivative assets and financial assets at Dec. 31, 2016
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized on the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$7,205	$6,047		$1,158	$321	$—	$837
Foreign exchange contracts	5,265	4,172		1,093	202	—	891
Equity and other contracts	44	38		6	—	—	6
Total derivatives subject to netting arrangements	12,514	10,257		2,257	523	—	1,734
Total derivatives not subject to netting arrangements	2,007	—		2,007	—	—	2,007
Total derivatives	14,521	10,257		4,264	523	—	3,741
Reverse repurchase agreements	17,588	481	(b)	17,107	17,104	—	3
Securities borrowing	8,694	—		8,694	8,425	—	269
Total	$40,803	$10,738		$30,065	$26,052	$—	$4,013

(a)	Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2017				Net liabilities recognized on the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$6,810	$5,495		$1,315	$1,222	$—	$93
Foreign exchange contracts	4,765	3,221		1,544	177	—	1,367
Equity and other contracts	143	81		62	58	—	4
Total derivatives subject to netting arrangements	11,718	8,797		2,921	1,457	—	1,464
Total derivatives not subject to netting arrangements	655	—		655	—	—	655
Total derivatives	12,373	8,797		3,576	1,457	—	2,119
Repurchase agreements	33,908	25,848	(b)	8,060	8,059	—	1
Securities lending	2,186	—		2,186	2,091	—	95
Total	$48,467	$34,645		$13,822	$11,607	$—	$2,215

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2016				Net liabilities recognized on the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$8,116	$6,634		$1,482	$1,266	$—	$216
Foreign exchange contracts	4,957	3,363		1,594	355	—	1,239
Equity and other contracts	104	50		54	54	—	—
Total derivatives subject to netting arrangements	13,177	10,047		3,130	1,675	—	1,455
Total derivatives not subject to netting arrangements	1,271	—		1,271	—	—	1,271
Total derivatives	14,448	10,047		4,401	1,675	—	2,726
Repurchase agreements	8,703	481	(b)	8,222	8,222	—	—
Securities lending	1,615	—		1,615	1,522	—	93
Total	$24,766	$10,528		$14,238	$11,419	$—	$2,819

(a)	Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Secured borrowings

The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2017				Dec. 31, 2016
	Remaining contractual maturity			Total	Remaining contractual maturity			Total
(in millions)	Overnight and continuous	Up to 30 days	30 days or more		Overnight and continuous	Up to 30 days	30 days or more
Repurchase agreements:
U.S. Treasury	$26,883	$11	$—	$26,894	$2,488	$4	$—	$2,492
U.S. government agencies	570	180	—	750	396	10	—	406
Agency RMBS	2,574	109	—	2,683	3,294	386	—	3,680
Corporate bonds	373	—	1,052	1,425	304	—	694	998
Other debt securities	253	—	731	984	146	—	563	709
Equity securities	655	—	517	1,172	375	—	43	418
Total	$31,308	$300	$2,300	$33,908	$7,003	$400	$1,300	$8,703
Securities lending:
U.S. government agencies	$72	$—	$—	$72	$39	$—	$—	$39
Other debt securities	316	—	—	316	477	—	—	477
Equity securities	1,798	—	—	1,798	1,099	—	—	1,099
Total	$2,186	$—	$—	$2,186	$1,615	$—	$—	$1,615
Total borrowings	$33,494	$300	$2,300	$36,094	$8,618	$400	$1,300	$10,318

BNY Mellon’s repurchase agreements and securities lending transactions primarily encounter risk associated with liquidity. We are required to pledge collateral based on predetermined terms within the agreements. If we were to experience a decline in the fair value of the collateral pledged for these transactions, we could be required to provide additional collateral to the counterparty, therefore decreasing the amount of assets available for other liquidity needs that may arise. BNY Mellon also offers tri-party collateral agency services in the tri-party repo market where we are exposed to credit risk. In order to mitigate this risk, we require dealers to fully secure intraday credit.